Note 14 - Subordinated Borrowings - 10Q (Detail) (USD $)	12 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Director [Member]
Proceeds from Subordinated Short-term Debt	$ 1,000,000	$ 1,000,000